                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05597

Morgan Stanley Municipal Income Opportunities Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
       (Address of principal executive offices)                       (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2004

Date of reporting period: May 31, 2004

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Municipal Income Opportunities Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the year ended May 31, 2004

MARKET CONDITIONS


The U.S. economy continued to show improvement during the Fund's fiscal year ended May 31, 2004. On the positive side, retail sales fueled year-over-year gross domestic product growth of 5 percent through the March 2004 calendar quarter. Historically, higher output has led to higher interest rates; however, yields remained relatively low during the review period. A combination of low inflation and weak employment growth caused the Federal Open Market Committee (the "Fed") to maintain its accommodative monetary policy.

For most of the fiscal period, fears of a jobless recovery supported a positive outlook for fixed-income investments. Then, surprising job growth in March and escalating oil prices led investors to anticipate that interest rates would rise sooner rather than later. While the Fed did not change its short-term lending rate at its April meeting, it did signal a prospective shift in policy. As a result, bond yields spiked in April and May.

The supply of new municipal bonds in calendar 2003 reached record levels as many municipalities took advantage of historically low interest rates to reduce expenditures by refinancing existing debt at lower yields. Some municipalities attempted to meet budget needs by issuing additional debt. Issuance slowed from this record pace in the first months of 2004.

Low interest rates in 2003 and early 2004 slowed demand for municipal bonds. Retail investors and mutual funds saw little advantage to selling bonds purchased at higher yields, only to reinvest the proceeds at historically low yields. However, insurance companies and hedge funds purchased municipal bonds based on their attractiveness relative to taxable securities. Additionally, investors stretched for yield by buying lower-rated bonds, and credit spreads tightened.

PERFORMANCE ANALYSIS


For the 12-month period ended May 31, 2004, Morgan Stanley Municipal Income Opportunities Trust's (OIA) total NAV return was 3.51 percent. The Fund's total market return was -2.34 percent. On May 31, 2004, OIA's NYSE market price was at a 7.56 percent discount to its NAV. Past performance is no guarantee of future results.

Monthly dividends for the second quarter of 2004, declared in March, were unchanged at $0.04 per share. The dividend reflects the level of the Fund's undistributed net investment income and projected earnings power. The Fund's level of undistributed net investment income was $0.092 per share on May 31, 2004, versus $0.074 per share six months earlier.

The Fund's duration* has been targeted to be shorter than its benchmark index, thus helping to reduce interest-rate volatility. This positioning reduced upside performance as rates declined but aided performance when interest rates jumped in April and May. The portfolio's duration was 7.3 years. OIA's performance relative to its peer group, the Lipper Closed-End High Yield Municipal Debt Funds Index, was also hampered by its better quality portfolio at a time when lower quality issues were outperforming. The Fund's net assets of $156 million were diversified across 78 credits in 12 long-term sectors.

The Fund's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund may, when appropriate, repurchase its shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.
----------------------------------------------------
* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

   TOP FIVE SECTORS
   IDR/PCR*                                            15.5%
   Mortgage                                            14.5%
   Hospital                                            14.0%
   Retirement & Life Care Facilities                   13.5%
   Nursing & Health Related Facilities                 11.4%

   LONG-TERM CREDIT ANALYSIS
   Aaa/AAA                                              5.4%
   Aa/AA                                                7.6%
   A/A                                                  8.1%
   Baa/BBB                                             19.5%
   Ba/BB or less                                        9.6%
   NR                                                  49.8%

* Industrial Development/Pollution Control Revenue
Data as of May 31, 2004. Subject to change daily. All percentages for Top Five Sectors are as a percentage of net assets and all percentages of Long-Term Credit Analysis are as a percentage of long-term investments. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

RESULTS OF ANNUAL MEETING

ON DECEMBER 16, 2003, AN ANNUAL MEETING OF THE FUND'S SHAREHOLDERS WAS HELD FOR THE PURPOSE OF VOTING ON ONE MATTER WITH THE FOLLOWING RESULTS:

(1) ELECTION OF TRUSTEES

-------------------------------------------------
WAYNE E. HEDIEN
FOR                                    15,648,973
WITHHELD                                  249,481
-------------------------------------------------
MANUEL H. JOHNSON
FOR                                    15,641,722
WITHHELD                                  256,732
-------------------------------------------------
JOSEPH J. KEARNS
FOR                                    15,658,569
WITHHELD                                  239,885
-------------------------------------------------
FERGUS REID
FOR                                    15,646,300
WITHHELD                                  252,154

THE FOLLOWING TRUSTEES WERE NOT STANDING FOR REELECTION AT THIS MEETING: MICHAEL BOZIC, CHARLES A. FIUMEFREDDO, EDWIN J. GARN, JAMES F. HIGGINS AND MICHAEL E. NUGENT.

DISTRIBUTION BY MATURITY
(% of Long-Term Portfolio) As of May 31, 2004


WEIGHTED AVERAGE MATURITY: 19 YEARS

1-5                                                                                6
5-10                                                                              16
10-20                                                                             31
20-30                                                                             41
30+                                                                                6

Portfolio structure is subject to change.

                       Geographic Summary of Investments
                Based on Market Value as a Percent of Net Assets

Alabama.................     0.6%
Arkansas................     1.2
California..............     4.7
Colorado................     4.5
Connecticut.............     2.5
District of Columbia....     0.2
Florida.................     8.7
Hawaii..................     1.9
Illinois................     2.3
Indiana.................     0.6
Iowa....................     2.4
Kansas..................     1.0
Kentucky................     0.7%
Louisiana...............     0.8
Maryland................     4.0
Massachusetts...........     6.1
Michigan................     0.0
Minnesota...............     2.3
Missouri................     5.8
Nevada..................     3.7
New Hampshire...........     7.5
New Jersey..............     4.3
New York................     6.0
North Carolina..........     0.7
Ohio....................     1.2%
Pennsylvania............     5.0
South Carolina..........     3.2
Tennessee...............     1.1
Texas...................     3.3
Vermont.................     1.3
Virginia................     4.8
Washington..............     3.7
West Virginia...........     1.4
Joint exemption*........     0.0
                            ----
Total...................    97.5%
                            ====

---------------------
* Joint exemptions have been included in each geographic location.

CALL AND COST (BOOK) YIELD STRUCTURE
(Based on Long-Term Portfolio) As of May 31, 2004


YEARS BONDS CALLABLE -- WEIGHTED AVERAGE CALL PROTECTION: 6 YEARS

2004(a)                                                                           12
2005                                                                              10
2006                                                                               2
2007                                                                               3
2008                                                                              11
2009                                                                              10
2010                                                                               9
2011                                                                               9
2012                                                                              10
2013                                                                              10
2014+                                                                             14

COST (BOOK) YIELD(B) -- WEIGHTED AVERAGE BOOK YIELD: 7.3%

2004(a)                                                                          9.80
2005                                                                             6.70
2006                                                                             6.60
2007                                                                             5.90
2008                                                                             6.50
2009                                                                             6.40
2010                                                                             7.10
2011                                                                             7.00
2012                                                                             6.90
2013                                                                             6.80
2014+                                                                            8.30

(a)  May include issues callable in previous years.

(b) Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Fund's operating expenses. For example, the Fund is earning a book yield of 9.8% on 12% of the long-term portfolio that is callable in 2004.

     Portfolio structure is subject to change.

Morgan Stanley Municipal Income Opportunities Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2004

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Tax Exempt Municipal Bonds (96.0%)
            General Obligation (0.6%)
$  1,000    California, Various Purposes Dtd 03/01/04.................   5.00%   02/01/33   $    952,420
                                                                                            ------------
--------
            Educational Facilities Revenue (1.1%)
   1,200    ABAG Finance Authority for Nonprofit Corporations,
              California, National Center for International Schools
              COPs....................................................   7.50    05/01/11      1,274,004
     500    San Diego County, California, The Burnham Institute
              COPs....................................................   6.25    09/01/29        507,650
                                                                                            ------------
--------
                                                                                               1,781,654
   1,700
                                                                                            ------------
--------
            Hospital Revenue (14.0%)
   1,000    Colbert County - Northwest Health Care Authority, Alabama,
              Helen Keller Hospital Ser 2003..........................   5.75    06/01/27        928,500
   2,000    Baxter County, Arkansas, Baxter County Regional Hospital
              Impr & Refg Ser 1999 B..................................   5.625   09/01/28      1,940,600
   2,000    Hawaii Department of Budget & Finance, Kuakini Health 2002
              Ser A...................................................   6.375   07/01/32      2,023,760
   1,000    Illinois Health Facilities Authority, Riverside Health Ser
              2000....................................................   6.85    11/15/29      1,071,120
   1,000    Indiana Health Facility Financing Authority, Riverview
              Hospital Ser 2002.......................................   6.125   08/01/31      1,015,310
   2,000    Maryland Health & Higher Educational Facilities Authority,
              University of Maryland Medical Center Ser 2000..........   6.75    07/01/30      2,251,460
   1,000    St Louis County Industrial Development Authority,
              Missouri, Pediatric Rehabilitation Center Ser 2003 A....   6.625   11/15/35      1,003,170
   3,000    Henderson, Nevada, Catholic Health West 1998 Ser A........   5.375   07/01/26      2,777,160
   1,500    New Hampshire Higher Educational & Health Facilities
              Authority, Littleton Hospital Assn Ser 1998 A...........   6.00    05/01/28      1,299,435
   2,000    New Jersey Health Care Facilities Financing Authority,
              Raritan Bay Medical Center Ser 1994.....................   7.25    07/01/27      2,060,000
   1,230    Nassau County Industrial Development Agency, New York,
              North Shore Health Ser B................................   5.875   11/01/11      1,335,300
   1,000    Monroe County Hospital Authority, Pennsylvania, Pocono
              Medical Center Ser 2003.................................   6.00    01/01/43        989,250
   2,000    South Carolina Jobs - Economic Development Authority,
              Palmetto Health Alliance, Refg Ser 2003 C...............   6.875   08/01/27      2,136,420
   1,000    Knox County Health, Educational & Housing Facility Board,
              Tennessee, Baptist Health of East Tennessee Ser 2002....   6.50    04/15/31      1,012,340
                                                                                            ------------
--------
                                                                                              21,843,825
  21,730
                                                                                            ------------
--------
            Industrial Development/Pollution Control Revenue (15.5%)
   2,000    Los Angeles, California, American Airlines Inc Terminal 4
              Ser 2002 C (AMT)........................................   7.50    12/01/24      1,659,500
     360    Metropolitan Washington Airports Authority, District of
              Columbia & Virginia, CaterAir International Corp Ser
              1991 (AMT)+.............................................  10.125   09/01/11        360,400

                                                                               7
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2004 continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
$  2,000    Chicago, Illinois, Chicago O'Hare Int'l Airport/United
              Airlines Inc Refg Ser 2001 C (a)........................   6.30%   05/01/16   $    440,000
   1,500    Iowa Finance Authority, IPSCO Inc Ser 1997 (AMT)..........   6.00    06/01/27      1,471,800
   1,500    Dayton, Ohio, Emery Air Freight Corp Refg Ser 1998 A......   5.625   02/01/18      1,354,035
     505    Zanesville-Muskingum County Port Authority, Ohio, Anchor
              Glass Container Corp Ser 1989 B (AMT)...................  10.25    12/01/08        504,869
   2,000    Beaver County Industrial Development Authority,
              Pennsylvania, Toledo Edison Co Collateralized Ser 1995
              B.......................................................   7.75    05/01/20      2,168,940
   3,330    Carbon County Industrial Development Authority,
              Pennsylvania, Panther Creek Partners Refg 2000 Ser
              (AMT)...................................................   6.65    05/01/10      3,569,494
   2,995    Lexington County, South Carolina, Ellett Brothers Inc Refg
              Ser 1988................................................   7.50    09/01/08      2,903,802
   1,000    Brazos River Authority, Texas, TXU Electric Refg Ser 1999
              A.......................................................   7.70    04/01/33      1,135,160
   1,000    Chesterfield County Industrial Development Authority,
              Virginia, Virginia Electric & Power Company Ser 1985....   5.50    10/01/09      1,054,060
            Pittsylvania County Industrial Development Authority,
              Virginia,
   4,500      Multi-Trade Pittsylvania County Ser 1994 A (AMT)........   7.45    01/01/09      4,098,959
   1,500      Multi-Trade Pittsylvania County Ser 1994 A (AMT)........   7.50    01/01/14      1,311,285
   2,000    Upshur County, West Virginia, TJ International Inc Ser
              1995 (AMT)..............................................   7.00    07/15/25      2,115,280
                                                                                            ------------
--------
                                                                                              24,147,584
  26,190
                                                                                            ------------
--------
            Mortgage Revenue - Multi-Family (7.0%)
            Washington County Housing & Redevelopment Authority,
   3,885      Courtly Park Ser 1989 A.................................   9.75    06/15/19      3,040,284
   1,165      Courtly Park Ser 1989 A (AMT)...........................  10.25    06/15/19        912,009
  24,080      Courtly Park Ser 1989 B.................................   0.00    06/15/19        373,240
   8,678      Courtly Park Ser 1989 B (AMT)...........................   0.00    06/15/19        134,507
            White Bear Lake, Minnesota,
   3,715      White Bear Woods Apts Phase II Refg 1989 Ser A..........   9.75    06/15/19      3,233,015
  19,771      White Bear Woods Apts Phase II Refg 1989 Ser B..........   0.00    06/15/19        306,457
   3,000    Brookhaven Industrial Development Agency, New York,
              Woodcrest Estates Ser 1998 A (AMT)......................   6.375   12/01/37      2,897,550
                                                                                            ------------
--------
                                                                                              10,897,062
  64,294
                                                                                            ------------
--------
            Mortgage Revenue - Single Family (7.5%)
            Colorado Housing & Finance Authority,
     215      1996 Ser B (AMT)........................................   7.65    11/01/26        219,494
   1,015      Ser 1998 D-2 (AMT)......................................   6.35    11/01/29      1,032,783
  31,555    New Hampshire Housing Finance Authority, Residential 1983
              Ser B...................................................   0.00    01/01/15     10,398,634
                                                                                            ------------
--------
                                                                                              11,650,911
  32,785
                                                                                            ------------
--------

8
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2004 continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Nursing & Health Related Facilities Revenue (11.4%)
            Escambia County, Florida,
$  5,470      Pensacola Care Development Centers Ser 1989.............  10.25%   07/01/11   $  5,478,041
   1,255      Pensacola Care Development Centers Ser 1989 A...........  10.25    07/01/11      1,256,845
   1,000    Orange County Health Facilities Authority, Florida,
              Westminister Community Care Services Inc Ser 1999.......   6.75    04/01/34        848,780
   1,000    Pinellas County Health Facilities Authority, Florida, Oaks
              of Clearwater Ser 2004..................................   6.25    06/01/34        981,400
   1,965    Iowa Health Facilities Development Financing Authority,
              Care Initiatives Ser 1996...............................   9.25    07/01/25      2,309,111
   1,205    Kentucky Economic Development Financing Authority, AHF/
              Kentucky-Iowa Inc. Ser 2003.............................   6.50#   01/01/29      1,157,848
   1,200    Westside Habilitation Center, Louisiana, Intermediate Care
              Facility for the Mentally Retarded Refg Ser 1993........   8.375   10/01/13      1,222,488
   1,850    Massachusetts Development Finance Agency, New England
              Center for Children Ser 1998............................   5.875   11/01/18      1,811,557
   1,000    Massachusetts Health & Educational Facilities Authority,
              The Learning Center for Deaf Children Ser C.............   6.125   07/01/29        955,010
     870    Mount Vernon Industrial Development Agency, New York,
              Meadowview at the Wartburg Ser 1999.....................   6.00    06/01/09        867,025
   3,661    Kirbyville Health Facilities Development Authority, Texas,
              Heartway III Corp Ser 1998 A (b)........................  10.00    03/20/18        917,593
                                                                                            ------------
--------
                                                                                              17,805,698
  20,476
                                                                                            ------------
--------
            Recreational Facilities Revenue (6.8%)
   2,000    Sacramento Financing Authority, California, Convention
              Center Hotel 1999 Ser A.................................   6.25    01/01/30      1,924,420
   1,000    San Diego County, San Diego Natural History Museum COPs...   5.70    02/01/28        816,040
   2,000    Mohegan Tribe of Indians, Connecticut, Gaming Authority
              Ser 2003................................................   5.25    01/01/33      1,889,780
            Mashantucket (Western) Pequot Tribe, Connecticut,
   1,010      1996 Ser A (c)..........................................   6.40    09/01/11      1,079,741
   1,000      1997 Ser B (c)..........................................   5.75    09/01/27      1,012,320
   2,000    St Louis Industrial Development Authority, Missouri, St
              Louis Convention Center Headquarters Hotel Ser 2000
              (AMT)...................................................   6.875   12/15/20      1,834,420
   2,000    Austin Convention Enterprises, Texas, Convention Center
              Hotel Ser 2000 A........................................   6.70    01/01/32      2,067,460
                                                                                            ------------
--------
                                                                                              10,624,181
  11,010
                                                                                            ------------
--------
            Retirement & Life Care Facilities Revenue (13.5%)
   1,000    St Johns County Industrial Development Authority, Florida,
              Glenmoor Ser 1999 A.....................................   8.00    01/01/30        941,130
   1,000    Hawaii Department of Budget & Finance, Kahala Nui, 2003
              Ser A...................................................   8.00    11/15/33        999,950
   1,500    Lenexa, Kansas, Lakeview Village - Southridge Ser 2002
              C.......................................................   6.875   05/15/32      1,567,320

                                                                               9
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2004 continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
$  1,500    Maryland Health & Higher Educational Facilities Authority,
              Mercy Ridge 2003 Ser A..................................   6.00%   04/01/35   $  1,473,390
   1,500    Massachusetts Development Finance Agency, Loomis
              Communities Ser 1999 A..................................   5.75    07/01/23      1,357,215
            New Jersey Economic Development Authority,
   1,000      Cedar Crest Village Inc Ser 2001 A......................   7.25    11/15/31      1,013,810
   1,000      Franciscan Oaks Ser 1997................................   5.70    10/01/17        943,110
   1,000      The Presbyterian Home at Montgomery Ser 2001 A..........   6.375   11/01/31      1,006,920
   2,000      United Methodist Homes of New Jersey Ser 1998...........   5.125   07/01/25      1,712,100
   3,250    Suffolk County Industrial Development Agency, New York,
              Jefferson's Ferry Ser 1999..............................   7.25    11/01/28      3,368,332
   1,000    North Carolina Medical Care Commission, The Given Estate,
              Ser 2003 A..............................................   6.50    07/01/32      1,008,680
   1,000    Chester County Health & Education Facilities Authority,
              Pennsylvania, Jenner's Pond Inc Ser 2002................   7.625   07/01/34      1,002,400
     750    Shelby County Health, Educational & Housing Facilities
              Board, Tennessee, Village at Germantown Ser 2003 A......   7.25    12/01/34        752,393
   1,000    Houston, Health Facilities Authority, Texas, Buckingham
              Senior Living Community Ser 2003 A......................   7.125   02/15/34        993,740
   2,100    Vermont Economic Development Authority, Wake Robin Corp
              Ser 1999 A..............................................   6.75    03/01/29      2,014,572
   1,000    Peninsula Ports Authority of Virginia, Virginia Baptist
              Homes Ser 2003 A........................................   7.375   12/01/32      1,039,070
                                                                                            ------------
--------
                                                                                              21,194,132
  21,600
                                                                                            ------------
--------
            Tax Allocation Revenue (9.2%)
   2,000    Elk Valley Public Improvement Corporation, Colorado Ser
              2001 A..................................................   7.35    09/01/31      2,057,080
   2,000    Beacon Lakes, Community Development District, Florida, Ser
              2003 A..................................................   6.90    05/01/35      2,024,900
   2,000    Chicago, Illinois, Lake Shore East, Ser 2002..............   6.75    12/01/32      2,040,680
   2,000    Des Peres, Missouri, West County Center Ser 2002..........   5.75    04/15/20      1,992,640
   4,000    Fenton, Missouri, Gravois Bluffs Redevelopment Ser 2001 A
              Refg....................................................   7.00    10/01/21      4,281,080
   1,995    Las Vegas District No 808, Nevada, Summerlin Area Ser
              2001....................................................   6.75    06/01/21      2,065,803
                                                                                            ------------
--------
                                                                                              14,462,183
  13,995
                                                                                            ------------
--------
            Transportation Facilities Revenue (4.3%)
   6,500    E-470 Public Highway Authority, Colorado, Ser 1997 B
              (MBIA)..................................................   0.00    09/01/15      3,777,215
   1,865    Mid-Bay Bridge Authority, Florida, Sr Lien Crossover Refg
              Ser 1993 A (Ambac)......................................   5.85    10/01/13      2,034,137
   1,000    Nevada Department of Business & Industry, Las Vegas
              Monorail 2nd Tier Ser 2000..............................   7.375   01/01/40        971,180
                                                                                            ------------
--------
                                                                                               6,782,532
   9,365
                                                                                            ------------
--------

10
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2004 continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Refunded (5.1%)
            Massachusetts Health & Educational Facilities Authority,
$  2,000      Dana Farber Cancer Institute Ser G-1....................   6.25%   12/01/05++ $  2,172,800
   3,000      Dana Farber Cancer Institute Ser G-1....................   6.25    12/01/05++    3,259,200
   2,000    Anne Arundel County, Maryland, National Business Park Ser
              2000                                                       7.375   07/01/10++    2,463,480
                                                                                            ------------
--------
                                                                                               7,895,480
   7,000
                                                                                            ------------
--------
 231,145    Total Tax-Exempt Municipal Bonds (Cost $165,071,548).........................    150,037,662
                                                                                            ------------
--------
            Short-Term Tax Exempt Municipal Obligations (1.5%)
     900    Nassau County Industrial Development Agency, New York,
              Cold Spring Harbor Laboratory Ser 1999 (Demand
              06/01/04)...............................................   1.09*   01/01/34        900,000
   1,370    Washington Health Care Facilities Authority, Virginia
              Mason Medical Center Ser 1997 B (MBIA) (Demand
              06/01/04)...............................................   1.02*   02/15/27      1,370,000
                                                                                            ------------
--------
   2,270    Total Short-Term Tax Exempt Municipal Obligations (Cost $2,270,000)..........      2,270,000
                                                                                            ------------
--------

$233,415    Total Investments (Cost $167,341,548) (d)............................    97.5%     152,307,662
========
            Other Assets in Excess of Liabilities................................     2.5        3,957,643
                                                                                    -----     ------------
            Net Assets...........................................................   100.0%    $156,265,305
                                                                                    =====     ============

---------------------

 AMT   Alternative Minimum Tax.
 COPs  Certificates of Participation.
 *     Current coupon of variable rate demand obligation.
 +     Joint exemption in locations shown.
 ++    Prerefunded to call date shown.
 #     Currently a 6.50% coupon; increases to 8.00% on January 1,
       2009.
 (a)   Issuer in bankruptcy; non-income producing security.
 (b)   Bond in default; non-income producing security.
 (c)   Resale is restricted to qualified institutional investors.
 (d)   The aggregate cost for federal income tax purposes is
       $167,269,034. The aggregate gross unrealized appreciation is
       $4,747,894 and the aggregate gross unrealized depreciation is $19,709,266, resulting in net unrealized depreciation of
       $14,961,372.
Bond Insurance:
---------------
Ambac  Ambac Assurance Corporation.
MBIA   Municipal Bond Investors Assurance Corporation.

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
May 31, 2004

Assets:
Investments in securities, at value
  (cost $167,341,548).......................................  $152,307,662
Cash........................................................        68,960
Receivable for:
    Interest................................................     3,217,657
    Investments sold........................................     1,006,028
Prepaid expenses and other assets...........................        11,955
                                                              ------------
    Total Assets............................................   156,612,262
                                                              ------------
Liabilities:
Payable for:
    Shares of beneficial interest repurchased...............       117,836
    Investment advisory fee.................................        66,671
    Administration fee......................................        40,003
Accrued expenses and other payables.........................       122,447
                                                              ------------
    Total Liabilities.......................................       346,957
                                                              ------------
    Net Assets..............................................  $156,265,305
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $179,580,659
Net unrealized depreciation.................................   (15,033,886)
Accumulated undistributed net investment income.............     1,895,566
Accumulated net realized loss...............................   (10,177,034)
                                                              ------------
    Net Assets..............................................  $156,265,305
                                                              ============
Net Asset Value Per Share,
20,379,272 shares outstanding
(unlimited shares authorized of $.01 par value).............         $7.67
                                                              ============

12
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the year ended May 31, 2004

Net Investment Income:
Interest Income.............................................  $12,139,391
                                                              -----------
Expenses
Investment advisory fee.....................................      803,239
Administration fee..........................................      481,943
Transfer agent fees and expenses............................       86,674
Shareholder reports and notices.............................       42,210
Professional fees...........................................       33,307
Registration fees...........................................       18,669
Trustees' fees and expenses.................................       11,441
Custodian fees..............................................        8,984
Other.......................................................       18,731
                                                              -----------
    Total Expenses..........................................    1,505,198

Less: expense offset........................................       (8,803)
                                                              -----------
    Net Expenses............................................    1,496,395
                                                              -----------
    Net Investment Income...................................   10,642,996
                                                              -----------
Net Realized and Unrealized (Loss):
Net Realized (Loss) on:
Investments.................................................   (2,444,756)
Futures contracts...........................................      (33,407)
                                                              -----------
    Net Realized Loss.......................................   (2,478,163)
                                                              -----------

Net change in unrealized depreciation on investments........   (3,072,450)
                                                              -----------
    Net Loss................................................   (5,550,613)
                                                              -----------
Net Increase................................................  $ 5,092,383
                                                              ===========

                                                                              13
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                              FOR THE YEAR   FOR THE YEAR
                                                                 ENDED          ENDED
                                                              MAY 31, 2004   MAY 31, 2003
                                                              ------------   ------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................  $ 10,642,996   $ 11,261,555
Net realized loss...........................................    (2,478,163)      (746,486)
Net change in unrealized depreciation.......................    (3,072,450)     1,447,725
                                                              ------------   ------------
    Net Increase............................................     5,092,383     11,962,794
Dividends to shareholders from net investment income........   (10,327,443)   (11,477,477)

Decrease from transactions in shares of beneficial
  interest..................................................    (2,707,158)    (1,296,401)
                                                              ------------   ------------
    Net Decrease............................................    (7,942,218)      (811,084)
Net Assets:
Beginning of period.........................................   164,207,523    165,018,607
                                                              ------------   ------------
End of Period
(Including accumulated undistributed net investment income
of $1,895,566 and $1,555,984, respectively).................  $156,265,305   $164,207,523
                                                              ============   ============

14
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2004

1. Organization and Accounting Policies

Morgan Stanley Municipal Income Opportunities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax. The Fund was organized as a Massachusetts business trust on June 22, 1988 and commenced operations on September 19, 1988.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Municipal Income Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2004 continued

D. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

E. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Advisor"), the Fund pays an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.50% to the Fund's weekly net assets.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Advisor, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.30% to the Fund's weekly net assets.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended May 31, 2004 aggregated $15,096,103 and $19,689,278, respectively.

Morgan Stanley Trust, an affiliate of the Investment Advisor and Administrator, is the Fund's transfer agent. At May 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $13,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time

Morgan Stanley Municipal Income Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2004 continued

of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the year ended May 31, 2004 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,475. At May 31, 2004, the Fund had an accrued pension liability of $60,904 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   ------------
Balance, May 31, 2002.......................................  20,932,272   $209,322    $198,359,971
Treasury shares purchased and retired (weighted average
  discount 5.83%*)..........................................    (175,800)    (1,758)     (1,294,643)
Reclassification due to permanent book/tax differences......      --          --        (10,136,557)
                                                              ----------   --------    ------------
Balance, May 31, 2003.......................................  20,756,472    207,564     186,928,771
Treasury shares purchased and retired (weighted average
  discount 6.73%)*..........................................    (377,200)    (3,772)     (2,703,386)
Reclassification due to permanent book/tax differences......      --          --         (4,848,518)
                                                              ----------   --------    ------------
Balance, May 31, 2004.......................................  20,379,272   $203,792    $179,376,867
                                                              ==========   ========    ============

---------------------
   * The Trustees have voted to retire the shares purchased.

5. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are

Morgan Stanley Municipal Income Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2004 continued

reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                                                   FOR THE YEAR   FOR THE YEAR
                                                                      ENDED          ENDED
                                                                   MAY 31, 2004   MAY 31, 2003
                                                                   ------------   ------------
Tax-exempt income...........................................       $10,327,443    $11,477,477

As of May 31, 2004, the tax-basis components of accumulated losses were as follows:

Undistributed tax-exempt income.............................       $ 1,911,775
Undistributed ordinary income...............................            35,181
                                                                   ------------
Net accumulated earnings....................................         1,946,956
Capital loss carryforward*..................................        (7,279,954)
Post-October losses.........................................        (2,897,080)
Temporary differences.......................................          (123,904)
Net unrealized depreciation.................................       (14,961,372)
                                                                   ------------
Total accumulated losses....................................       $(23,315,354)
                                                                   ============

* During the year ended May 31, 2004 the Fund utilized $395,542 of its net capital loss carryforward. As of May 31, 2004, the Fund had a net capital loss carryforward of $7,279,954 of which $700,037 will expire on May 31, 2006, $87,017 will expire on May 31, 2008, $4,628,820 will expire on May 31, 2009 and $1,864,080 will expire on May 31, 2011 to offset future capital gains to the extent provided by regulations.

As of May 31, 2004, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and book amortization of discount on debt securities and permanent book/tax differences primarily attributable to an expired capital loss carryforward. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $4,848,518, accumulated undistributed net investment income was credited $24,029 and accumulated net realized loss was credited $4,824,489.

Morgan Stanley Municipal Income Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2004 continued

6. Dividends

The Fund declared the following dividends from net investment income:

 DECLARATION     AMOUNT          RECORD             PAYABLE
     DATE       PER SHARE         DATE                DATE
--------------  ---------   -----------------  ------------------
March 30, 2004    $0.04       June 4, 2004       June 18, 2004
June 29, 2004     $0.04       July 9, 2004       July 23, 2004
June 29, 2004     $0.04      August 6, 2004     August 20, 2004
June 29, 2004     $0.04     September 3, 2004  September 17, 2004

7. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

8. Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley Municipal Income Opportunities Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                             FOR THE YEAR ENDED MAY 31
                                                             ---------------------------------------------------------
                                                               2004        2003        2002        2001        2000
                                                             ---------   ---------   ---------   ---------   ---------

Selected Per Share Data:

Net asset value, beginning of the period...................     $7.91       $7.88       $8.03       $7.79       $8.69
                                                                -----       -----       -----       -----       -----

Income (loss) from investment operations:
    Net investment income*.................................      0.52        0.54        0.55        0.55        0.57
    Net realized and unrealized gain (loss)................     (0.26)       0.04       (0.13)       0.28       (0.85)
                                                                -----       -----       -----       -----       -----

Total income (loss) from investment operations.............      0.26        0.58        0.42        0.83       (0.28)
                                                                -----       -----       -----       -----       -----

Less dividends from net investment income..................     (0.50)      (0.55)      (0.57)      (0.59)      (0.62)
                                                                -----       -----       -----       -----       -----

Net asset value, end of period.............................     $7.67       $7.91       $7.88       $8.03       $7.79
                                                                =====       =====       =====       =====       =====

Market value, end of period................................     $7.09       $7.76       $8.08       $8.53       $8.25
                                                                =====       =====       =====       =====       =====

Total Return+..............................................     (2.34)%      3.09%       1.42%      10.78%      (5.94)%

Ratios to Average Net Assets:
Expenses...................................................      0.94%       0.93%(1)     0.92%      0.93%       0.93%

Net investment income......................................      6.63%       6.85%       6.92%       6.95%       6.95%

Supplemental Data:
Net assets, end of period, in thousands....................  $156,265    $164,208    $165,019    $168,062    $163,910

Portfolio turnover rate....................................        10%          8%          7%         16%         13%

---------------------

     * The per share amounts were computed using an average number of shares outstanding during the period.
     + Total return is based upon the current market value on the last day of each period reported. Dividends are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan.
    (1)  Does not reflect the effect of expense offset of 0.01%.

20
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Morgan Stanley Municipal Income Opportunities Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Municipal Income Opportunities Trust (the "Fund"), including the portfolio of investments, as of May 31, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Municipal Income Opportunities Trust as of May 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
July 16, 2004

                      2004 FEDERAL TAX NOTICE (UNAUDITED)

         For the year ended May 31, 2004, all of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

Morgan Stanley Municipal Income Opportunities Trust
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                        Number of
                                                                                                      Portfolios in
                                         Position(s)  Term of Office                                  Fund Complex
       Name, Age and Address of           Held with   and Length of   Principal Occupation(s) During   Overseen by
          Independent Trustee            Registrant    Time Served*           Past 5 Years**           Trustee***
---------------------------------------  -----------  --------------  ------------------------------  -------------
Michael Bozic (63)                       Trustee      Since April     Private Investor; Director or        208
c/o Kramer Levin Naftalis & Frankel LLP               1994            Trustee of the Retail Funds
Counsel to the Independent Trustees                                   (since April 1994) and the
919 Third Avenue                                                      Institutional Funds (since
New York, NY                                                          July 2003); formerly Vice
                                                                      Chairman of Kmart Corporation
                                                                      (December 1998-October 2000),
                                                                      Chairman and Chief Executive
                                                                      Officer of Levitz Furniture
                                                                      Corporation (November
                                                                      1995-November 1998) and
                                                                      President and Chief Executive
                                                                      Officer of Hills Department
                                                                      Stores (May 1991-July 1995);
                                                                      formerly variously Chairman,
                                                                      Chief Executive Officer,
                                                                      President and Chief Operating
                                                                      Officer (1987-1991) of the
                                                                      Sears Merchandise Group of
                                                                      Sears, Roebuck & Co.


Edwin J. Garn (71)                       Trustee      Since January   Managing Director of Summit          208
c/o Summit Ventures LLC                               1993            Ventures LLC; Director or
1 Utah Center                                                         Trustee of the Retail Funds
201 S. Main Street                                                    (since January 1993) and the
Salt Lake City, UT                                                    Institutional Funds (since
                                                                      July 2003); member of the Utah
                                                                      Regional Advisory Board of
                                                                      Pacific Corp.; formerly United
                                                                      States Senator (R-Utah) (1974-
                                                                      1992) and Chairman, Senate
                                                                      Banking Committee (1980-1986),
                                                                      Mayor of Salt Lake City, Utah
                                                                      (1971-1974), Astronaut, Space
                                                                      Shuttle Discovery (April
                                                                      12-19, 1985), and Vice
                                                                      Chairman, Huntsman Corporation
                                                                      (chemical company).


Wayne E. Hedien (70)                     Trustee      Since           Retired; Director or Trustee         208
c/o Kramer Levin Naftalis & Frankel LLP               September 1997  of the Retail Funds (since
Counsel to the Independent Trustees                                   September 1997) and the
919 Third Avenue                                                      Institutional Funds (since
New York, NY                                                          July 2003); formerly
                                                                      associated with the Allstate
                                                                      Companies (1966-1994), most
                                                                      recently as Chairman of The
                                                                      Allstate Corporation (March
                                                                      1993-December 1994) and
                                                                      Chairman and Chief Executive
                                                                      Officer of its wholly-owned
                                                                      subsidiary, Allstate Insurance
                                                                      Company (July 1989-December
                                                                      1994).


       Name, Age and Address of
          Independent Trustee            Other Directorships Held by Trustee
---------------------------------------  -----------------------------------
Michael Bozic (63)                       Director of Weirton Steel
c/o Kramer Levin Naftalis & Frankel LLP  Corporation.
Counsel to the Independent Trustees
919 Third Avenue
New York, NY

Edwin J. Garn (71)                       Director of Franklin Covey (time
c/o Summit Ventures LLC                  management systems), BMW Bank of
1 Utah Center                            North America, Inc. (industrial
201 S. Main Street                       loan corporation), United Space
Salt Lake City, UT                       Alliance (joint venture between
                                         Lockheed Martin and the Boeing
                                         Company) and Nuskin Asia Pacific
                                         (multilevel marketing); member of
                                         the board of various civic and
                                         charitable organizations.

Wayne E. Hedien (70)                     Director of The PMI Group Inc.
c/o Kramer Levin Naftalis & Frankel LLP  (private mortgage insurance);
Counsel to the Independent Trustees      Trustee and Vice Chairman of The
919 Third Avenue                         Field Museum of Natural History;
New York, NY                             director of various other business
                                         and charitable organizations.

Morgan Stanley Municipal Income Opportunities Trust
TRUSTEE AND OFFICER INFORMATION continued

                                                                                                        Number of
                                                                                                      Portfolios in
                                         Position(s)  Term of Office                                  Fund Complex
       Name, Age and Address of           Held with   and Length of   Principal Occupation(s) During   Overseen by
          Independent Trustee            Registrant    Time Served*           Past 5 Years**           Trustee***
---------------------------------------  -----------  --------------  ------------------------------  -------------
Dr. Manuel H. Johnson (55)               Trustee      Since July      Senior Partner, Johnson Smick        208
c/o Johnson Smick International, Inc.                 1991            International, Inc., a
2099 Pennsylvania Avenue, N.W.                                        consulting firm; Chairman of
Suite 950                                                             the Audit Committee and
Washington, D.C.                                                      Director or Trustee of the
                                                                      Retail Funds (since July 1991)
                                                                      and the Institutional Funds
                                                                      (since July 2003); Co-
                                                                      Chairman and a founder of the
                                                                      Group of Seven Council (G7C),
                                                                      an international economic
                                                                      commission; formerly Vice
                                                                      Chairman of the Board of
                                                                      Governors of the Federal
                                                                      Reserve System and Assistant
                                                                      Secretary of the U.S.
                                                                      Treasury.


Joseph J. Kearns (61)                    Trustee      Since July      President, Kearns & Associates       209
PMB754                                                2003            LLC (investment consulting);
23852 Pacific Coast Highway                                           Deputy Chairman of the Audit
Malibu, CA                                                            Committee and Director or
                                                                      Trustee of the Retail Funds
                                                                      (since July 2003) and the
                                                                      Institutional Funds (since
                                                                      August 1994); previously
                                                                      Chairman of the Audit
                                                                      Committee of the Institutional
                                                                      Funds (October 2001-July
                                                                      2003); formerly CFO of the J.
                                                                      Paul Getty Trust.


Michael E. Nugent (68)                   Trustee      Since July      General Partner of Triumph           208
c/o Triumph Capital, L.P.                             1991            Capital, L.P., a private
445 Park Avenue                                                       investment partnership;
New York, NY                                                          Chairman of the Insurance
                                                                      Committee and Director or
                                                                      Trustee of the Retail Funds
                                                                      (since July 1991) and the
                                                                      Institutional Funds (since
                                                                      July 2001); formerly Vice
                                                                      President, Bankers Trust
                                                                      Company and BT Capital
                                                                      Corporation (1984-1988).


Fergus Reid (71)                         Trustee      Since July      Chairman of Lumelite Plastics        209
c/o Lumelite Plastics Corporation                     2003            Corporation; Chairman of the
85 Charles Colman Blvd.                                               Governance Committee and
Pawling, NY                                                           Director or Trustee of the
                                                                      Retail Funds (since July 2003)
                                                                      and the Institutional Funds
                                                                      (since June 1992).


       Name, Age and Address of
          Independent Trustee            Other Directorships Held by Trustee
---------------------------------------  -----------------------------------
Dr. Manuel H. Johnson (55)               Director of NVR, Inc. (home
c/o Johnson Smick International, Inc.    construction); Chairman and Trustee
2099 Pennsylvania Avenue, N.W.           of the Financial Accounting
Suite 950                                Foundation (oversight organization
Washington, D.C.                         of the Financial Accounting
                                         Standards Board); Director of RBS
                                         Greenwich Capital Holdings
                                         (financial holding company).

Joseph J. Kearns (61)                    Director of Electro Rent
PMB754                                   Corporation (equipment leasing),
23852 Pacific Coast Highway              The Ford Family Foundation, and the
Malibu, CA                               UCLA Foundation.

Michael E. Nugent (68)                   Director of various business
c/o Triumph Capital, L.P.                organizations.
445 Park Avenue
New York, NY

Fergus Reid (71)                         Trustee and Director of certain
c/o Lumelite Plastics Corporation        investment companies in the
85 Charles Colman Blvd.                  JPMorgan Funds complex managed by
Pawling, NY                              J.P. Morgan Investment Management
                                         Inc.

Morgan Stanley Municipal Income Opportunities Trust
TRUSTEE AND OFFICER INFORMATION continued

Interested Trustees:

                                                                                                      Number of
                                                                                                    Portfolios in
                                       Position(s)  Term of Office                                  Fund Complex
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During   Overseen by
         Interested Trustee            Registrant    Time Served*           Past 5 Years**           Trustee***
-------------------------------------  -----------  --------------  ------------------------------  -------------
Charles A. Fiumefreddo (71)            Chairman of  Since July      Chairman and Director or             208
c/o Morgan Stanley Trust               the Board    1991            Trustee of the Retail Funds
Harborside Financial Center,           and Trustee                  (since July 1991) and the
Plaza Two,                                                          Institutional Funds (since
Jersey City, NJ                                                     July 2003); formerly Chief
                                                                    Executive Officer of the
                                                                    Retail Funds (until September
                                                                    2002).


James F. Higgins (56)                  Trustee      Since June      Director or Trustee of the           208
c/o Morgan Stanley Trust                            2000            Retail Funds (since June 2000)
Harborside Financial Center,                                        and the Institutional Funds
Plaza Two,                                                          (since July 2003); Senior
Jersey City, NJ                                                     Advisor of Morgan Stanley
                                                                    (since August 2000); Director
                                                                    of the Distributor and Dean
                                                                    Witter Realty Inc.; previously
                                                                    President and Chief Operating
                                                                    Officer of the Private Client
                                                                    Group of Morgan Stanley (May
                                                                    1999-August 2000), and
                                                                    President and Chief Operating
                                                                    Officer of Individual
                                                                    Securities of Morgan Stanley
                                                                    (February 1997-May 1999).


      Name, Age and Address of
         Interested Trustee            Other Directorships Held by Trustee
-------------------------------------  -----------------------------------
Charles A. Fiumefreddo (71)            None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (56)                  Director of AXA Financial, Inc. and
c/o Morgan Stanley Trust               The Equitable Life Assurance
Harborside Financial Center,           Society of the United States
Plaza Two,                             (financial services).
Jersey City, NJ

---------------------

  * This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") (the "Retail Funds").
 ** The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.
*** The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Manager and any funds that have an investment advisor that is an affiliated person of the Investment Manager (including but not limited to Morgan Stanley Investment Management Inc.).

Morgan Stanley Municipal Income Opportunities Trust
TRUSTEE AND OFFICER INFORMATION continued

Officers:

                                                   Term of
                                 Position(s)      Office and
  Name, Age and Address of        Held with       Length of
      Executive Officer          Registrant      Time Served*          Principal Occupation(s) During Past 5 Years**
-----------------------------  ---------------  --------------  ------------------------------------------------------------
Mitchell M. Merin (50)         President        Since May 1999  President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                                     Investment Management Inc.; President, Director and Chief
New York, NY                                                    Executive Officer of the Investment Manager and Morgan
                                                                Stanley Services; Chairman and Director of the Distributor;
                                                                Chairman and Director of the Transfer Agent; Director of
                                                                various Morgan Stanley subsidiaries; President of the
                                                                Institutional Funds (since July 2003) and President of the
                                                                Retail Funds (since May 1999); Trustee (since July 2003) and
                                                                President (since December 2002) of the Van Kampen Closed-End
                                                                Funds; Trustee (since May 1999) and President (since October
                                                                2002) of the Van Kampen Open-End Funds.

Barry Fink (49)                Vice President   Since February  General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas                     1997            (since December 2000) of Morgan Stanley Investment
New York, NY                                                    Management; Managing Director (since December 2000),
                                                                Secretary (since February 1997) and Director (since July
                                                                1998) of the Investment Manager and Morgan Stanley Services;
                                                                Vice President of the Retail Funds; Assistant Secretary of
                                                                Morgan Stanley DW; Vice President of the Institutional Funds
                                                                (since July 2003); Managing Director, Secretary and Director of the Distributor; previously Secretary (February 1997-July
                                                                2003) and General Counsel (February 1997-April 2004) of the
                                                                Retail Funds; Vice President and Assistant General Counsel
                                                                of the Investment Manager and Morgan Stanley Services
                                                                (February 1997-December 2001).

Ronald E. Robison (65)         Executive Vice   Since April     Principal Executive Officer-Office of the Funds (since
1221 Avenue of the Americas    President and    2003            November 2003); Managing Director of Morgan Stanley & Co.
New York, NY                   Principal                        Incorporated, Managing Director of Morgan Stanley; Managing
                               Executive                        Director, Chief Administrative Officer and Director of the
                               Officer                          Investment Manager and Morgan Stanley Services; Chief
                                                                Executive Officer and Director of the Transfer Agent;
                                                                Managing Director and Director of the Distributor; Executive
                                                                Vice President and Principal Executive Officer of the
                                                                Institutional Funds (since July 2003) and the Retail Funds
                                                                (since April 2003); Director of Morgan Stanley SICAV (since
                                                                May 2004); previously President and Director of the
                                                                Institutional Funds (March 2001-July 2003) and Chief Global
                                                                Operations Officer of Morgan Stanley Investment Management
                                                                Inc.

Joseph J. McAlinden (61)       Vice President   Since July      Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                     1995            Investment Manager and Morgan Stanley Investment Management
New York, NY                                                    Inc.; Director of the Transfer Agent, Chief Investment
                                                                Officer of the Van Kampen Funds; Vice President of the
                                                                Institutional Funds (since July 2003) and the Retail Funds
                                                                (since July 1995).

Stefanie V. Chang (37)         Vice President   Since July      Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                     2003            Morgan Stanley Investment Management Inc. and the Investment
New York, NY                                                    Manager; Vice President of the Institutional Funds (since
                                                                December 1997) and the Retail Funds (since July 2003);
                                                                formerly practiced law with the New York law firm of Rogers
                                                                & Wells (now Clifford Chance US LLP).

Morgan Stanley Municipal Income Opportunities Trust
TRUSTEE AND OFFICER INFORMATION continued

                                                   Term of
                                 Position(s)      Office and
  Name, Age and Address of        Held with       Length of
      Executive Officer          Registrant      Time Served*          Principal Occupation(s) During Past 5 Years**
-----------------------------  ---------------  --------------  ------------------------------------------------------------
Francis J. Smith (38)          Treasurer and    Treasurer       Executive Director of the Investment Manager and Morgan
c/o Morgan Stanley Trust       Chief Financial  since July      Stanley Services (since December 2001); previously Vice
Harborside Financial Center,   Officer          2003 and Chief  President of the Retail Funds (September 2002-July 2003),
Plaza Two,                                      Financial       and Vice President of the Investment Manager and Morgan
Jersey City, NJ                                 Officer since   Stanley Services (August 2000-November 2001) and Senior
                                                September 2002  Manager at PricewaterhouseCoopers LLP (January 1998-August
                                                                2000).

Thomas F. Caloia (58)          Vice President   Since July      Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                        2003            Treasurer of the Investment Manager, the Distributor and
Harborside Financial Center,                                    Morgan Stanley Services; previously Treasurer of the Retail
Plaza Two,                                                      Funds (April 1989-July 2003); formerly First Vice President
Jersey City, NJ                                                 of the Investment Manager, the Distributor and Morgan
                                                                Stanley Services.

Mary E. Mullin (37)            Secretary        Since July      Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                     2003            Morgan Stanley Investment Management Inc. and the Investment
New York, NY                                                    Manager; Secretary of the Institutional Funds (since June
                                                                1999) and the Retail Funds (since July 2003); formerly
                                                                practiced law with the New York law firms of McDermott, Will
                                                                & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

---------------------

 * This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
** The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds as applicable.

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

(c) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Municipal Income
Opportunities Trust

Annual Report
May 31, 2004

[MORGAN STANLEY LOGO]

                                                     38563RPT-RA04-00347P-Y05/04

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)   No information need be disclosed pursuant to this paragraph.

(c)   Not applicable.

(d)   Not applicable.

(e)   Not applicable.

(f)

      (1)   The Fund's Code of Ethics is attached hereto as Exhibit A.

      (2)   Not applicable.

      (3)   Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2004                                      REGISTRANT       COVERED ENTITIES(1)
AUDIT FEES ........................       $   28,990                 N/A

NON-AUDIT FEES
          AUDIT-RELATED FEES ......       $      452(2)       $3,364,576(2)
          TAX FEES ................       $    4,134(3)       $  652,431
          ALL OTHER FEES ..........       $        -          $
TOTAL NON-AUDIT FEES ..............       $    4,586          $4,017,007

TOTAL .............................       $   33,576          $4,017,007

2003                                       REGISTRANT       COVERED ENTITIES(1)
AUDIT FEES ........................       $   29,673                 N/A

NON-AUDIT FEES

          AUDIT-RELATED FEES ......       $    1,341(2)       $2,620,902(2)
          TAX FEES ................       $    4,463(3)       $  302,377(4)
          ALL OTHER FEES ..........       $        -          $  423,095(5)
TOTAL NON-AUDIT FEES ..............       $    5,804          $3,346,374

TOTAL .............................       $   35,477          $3,346,374

            N/A- Not applicable, as not required by Item 4.

            (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

            (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

            (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

            (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

            (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                            AS ADOPTED JULY 31, 2003(1)

1.    STATEMENT OF PRINCIPLES

      The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

      The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee or its delegate ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

      The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

---------------------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

      The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

      The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.    DELEGATION

      As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.    AUDIT SERVICES

      The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

      In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

      The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.    AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

      The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.    TAX SERVICES

      The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

      Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.    ALL OTHER SERVICES

      The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

      The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.    PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

      Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.    PROCEDURES

      All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

      The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.    ADDITIONAL REQUIREMENTS

      The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No.

1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.   COVERED ENTITIES

      Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

      Morgan Stanley Retail Funds

      Morgan Stanley Investment Advisors Inc.
      Morgan Stanley & Co. Incorporated
      Morgan Stanley DW Inc.
      Morgan Stanley Investment Management
      Morgan Stanley Investments LP
      Van Kampen Asset Management Inc.
      Morgan Stanley Services Company, Inc.
      Morgan Stanley Distributors Inc.
      Morgan Stanley Trust FSB

      Morgan Stanley Institutional Funds

      Morgan Stanley Investment Management Inc.
      Morgan Stanley Investments LP
      Morgan Stanley & Co. Incorporated
      Morgan Stanley Distribution, Inc.
      Morgan Stanley AIP GP LP
      Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)   Not applicable.

(g)   See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and

Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Fund invests in exclusively non-voting securities and therefore this item is not applicable.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

      There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits

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

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Income Opportunities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 20, 2004

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